SCHEDULE OF OPERATING LEASE EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease expenses	$ 224,940	$ 170,484	$ 702,778	$ 615,945	$ 923,617	$ 954,235